Commitments and Contingencies (Details) - Schedule of Reconciliation of the Liability $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Reconciliation of the Liability [Abstract]
Balance at January 1, 2023	$ 2,560
Amounts paid during 2023	(592)
Accretion	409
Balance at December 31, 2023	$ 2,377